INTEREST RATE SWAP DERIVATIVES - Narrative (Q2) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) instrument	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) instrument	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of swap agreements terminated					3
(Gain) loss on interest rate swaps | $	$ 90,600	$ (7,785)	$ 517,719	$ (1,292,752)	$ (770,898)	$ (820,496)
Interest Rate Swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of mortgage notes payable	4		4			4
Number of swap agreements terminated			4